Equity accounted investments - Rand (Details) - ZAR (R) R in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				R 8,471	R 7,594
Balance at end of the year	R 8,471	R 7,594		7,148	8,471	R 7,594
Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Balance at the beginning of the year				578	649	691
Share of results of equity-accounted investee after tax				315	236	287
Dividends received	(116)	(188)	R (156)	(233)	(307)	(329)
Balance at end of the year	R 578	R 649	R 691	R 660	R 578	R 649